Product Related Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Related Liabilities [Abstract]
Reserve at beginning of the year	$ 39.2	$ 30.6	$ 16.7
Change in reserve	14.8	25.4	23.5
Cash payments	(21.2)	(17.0)	(10.1)
Translation difference	0.2	0.2	0.5
Reserve at end of the year	$ 33.0	$ 39.2	$ 30.6